Offerings - Offering: 1	Mar. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	9,076,810
Proposed Maximum Offering Price per Unit	104.495
Maximum Aggregate Offering Price	$ 948,481,260.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,212.49
Offering Note
(1)
Represents up to an aggregate of 9,076,810 shares of the registrant’s common stock, $0.01 par value per share (the “Common Stock”), consisting of (a) 8,335,849 shares of Common Stock issued to the selling stockholders as consideration upon the closing of the acquisition of ZT Group Int’l, Inc. (“ZT Group”) pursuant to that certain stock purchase agreement, dated as of August 17, 2024, by and among the Company, ZT Group and the other parties thereto (the “Purchase Agreement”), and (b) up to 740,961 shares of Common Stock issuable to the selling stockholders as contingent consideration pursuant to the Purchase Agreement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction.

(2)
The Proposed Maximum Offering Price Per Share is estimated solely for the purpose of calculating the amount of the registration fee pursuant
to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on March 28, 2025, which date is within five business days prior to the filing of this Registration Statement.